UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

        GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was (6.3)%, compared with total returns of 4.9% and (20.0)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was (5.7)%. The Fund’s NAV per share was $4.62, while the price of the publicly traded shares closed at $4.70 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since
	Quarter	1 Year	3 Year	5 Year	10 Year	Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(6.29)%	(5.16)%	6.43%	(4.13)%	(1.95)%	0.24%
Investment Total Return (c)	(5.65)	(5.79)	11.52	(3.45)	(2.44)	0.09
CBOE S&P 500 Buy/Write Index	4.91	9.76	10.34	9.00	6.65	5.86
Bloomberg Barclays Government/Credit Bond Index	0.03	(1.42)	1.37	2.18	3.93	3.87
Energy Select Sector Index	0.44	13.72	10.28	0.79	3.82	6.22
XAU Index	(19.96)	(22.39)	12.93	(5.97)	(4.77)	(0.61)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 85.6%
	Energy and Energy Services — 42.0%
118,500	Anadarko Petroleum Corp.(a)	$7,988,085
31,100	Andeavor(a)	4,773,850
88,000	Apache Corp.(a)	4,194,960
103,375	Baker Hughes, a GE Company(a)	3,497,176
346,000	BP plc, ADR(a)	15,950,600
140,000	Cabot Oil & Gas Corp.	3,152,800
202,000	Chevron Corp.(a)	24,700,560
25,000	Cimarex Energy Co.	2,323,500
35,500	Concho Resources Inc.†(a)	5,422,625
122,700	ConocoPhillips(a)	9,496,980
100,000	Devon Energy Corp.(a)	3,994,000
450,000	Eni SpA	8,506,891
120,500	EOG Resources Inc.(a)	15,372,185
23,000	EQT Corp.	1,017,290
440,000	Exxon Mobil Corp.(a)	37,408,800
198,500	Halliburton Co.(a)	8,045,205
31,000	Helmerich & Payne Inc.	2,131,870
33,000	Hess Corp.(a)	2,362,140
40,000	HollyFrontier Corp.(a)	2,796,000
420,000	Kinder Morgan Inc.(a)	7,446,600
197,000	Marathon Oil Corp.	4,586,160
137,400	Marathon Petroleum Corp.(a)	10,987,878
45,200	Newfield Exploration Co.†	1,303,116
110,254	Noble Energy Inc.	3,438,822
80,000	Occidental Petroleum Corp.(a)	6,573,600
61,800	ONEOK Inc.(a)	4,189,422
84,000	Phillips 66(a)	9,468,480
38,600	Pioneer Natural Resources Co.(a)	6,723,734
883,000	Royal Dutch Shell plc, Cl. A.	30,343,702
318,966	Schlumberger Ltd.(a)	19,431,409
170,000	Suncor Energy Inc.(a)	6,577,300
120,000	Sunoco LP(a)	3,546,000
100,000	TechnipFMC plc(a)	3,125,000
207,500	The Williams Companies Inc.(a)	5,641,925
291,000	TOTAL SA, ADR(a)	18,737,490
98,500	Valero Energy Corp.(a)	11,204,375

		316,460,530

	Metals and Mining — 43.6%
763,500	Agnico Eagle Mines Ltd.(a)	26,111,700
1,308,200	Alacer Gold Corp.†	2,025,626
2,826,045	Alamos Gold Inc., New York, Cl. A(a)	13,028,067
1,055,647	Alamos Gold Inc., Toronto, Cl. A	4,846,504
300,180	Antofagasta plc	3,345,245
700,000	Asanko Gold Inc.†	552,781
3,700,000	B2Gold Corp.†	8,510,000
968,300	Barrick Gold Corp.(a)	10,728,764
2,400,000	Belo Sun Mining Corp.†	418,070
3,600,000	Centamin plc	4,983,186
150,000	Centerra Gold Inc.†	598,072
1,725,000	Continental Gold Inc.†	3,512,368

Shares		Market Value

1,265,000	Detour Gold Corp.†	$10,224,596
1,579,800	Eldorado Gold Corp., New York†(a)	1,395,121
506,434	Eldorado Gold Corp., Toronto†	443,054
190,000	Endeavour Mining Corp.†	2,965,509
900,000	Fortuna Silver Mines Inc.†	3,933,000
397,800	Franco-Nevada Corp.(a)	24,882,390
1,596,636	Fresnillo plc	17,093,882
702,000	Gold Fields Ltd., ADR	1,698,840
1,010,300	Goldcorp Inc.(a)	10,305,060
1,000,000	Harmony Gold Mining Co. Ltd., ADR	1,660,000
3,676,832	Hochschild Mining plc	7,847,570
269,995	Kirkland Lake Gold Ltd.	5,117,081
40,000	Labrador Iron Ore Royalty Corp.	870,824
161,000	MAG Silver Corp., New York†(b)(c)	1,305,710
560,000	MAG Silver Corp., Toronto†	4,526,304
1,384,725	Newcrest Mining Ltd.	19,399,997
454,000	Newmont Mining Corp.(a)	13,710,800
596,100	Northern Dynasty Minerals Ltd.†	332,282
795,000	Northern Star Resources Ltd.	4,769,736
3,440,000	OceanaGold Corp.	10,386,715
710,000	Osisko Gold Royalties Ltd.	5,386,908
850,000	Perseus Mining Ltd.†	227,035
175,500	Polyus PJSC, GDR	5,510,700
480,900	Randgold Resources Ltd., ADR(a)	33,927,495
300,000	Rio Tinto plc, ADR(a)	15,306,000
337,500	Royal Gold Inc.(a)	26,007,750
850,000	SEMAFO Inc.†	2,000,542
1,410,000	Tahoe Resources Inc.†(a)	3,933,900
669,000	Torex Gold Resources Inc.†	5,681,826
600,000	Wesdome Gold Mines Ltd.†	1,644,408
450,000	Wheaton Precious Metals Corp.(a)	7,875,000

		329,030,418

	TOTAL COMMON STOCKS.	645,490,948

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
82,300	Kinder Morgan Inc., 9.750%	2,736,475

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$ 1,600,000	B2Gold Corp., 3.250%, 10/01/18	1,607,200
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,525,568
250,000	Pretium Resources Inc., 2.250%, 03/15/22	220,125

		3,352,893

	TOTAL CONVERTIBLE CORPORATE BONDS	3,352,893

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 1.2%
	Energy and Energy Services — 0.4%
$ 1,000,000	CNX Resources Corp., 5.875%, 04/15/22	$1,002,800
1,000,000	The Williams Companies Inc., 7.875%, 09/01/21	1,112,080
1,000,000	Weatherford International Ltd., 7.750%, 06/15/21	998,750

		3,113,630

	Metals and Mining — 0.8%
2,600,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	2,476,500
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	1,994,600
2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	1,755,000

		6,226,100

	TOTAL CORPORATE BONDS	9,339,730

	U.S. GOVERNMENT OBLIGATIONS — 12.3%
93,510,000	U.S. Treasury Bills, 1.959% to 2.317%††, 10/25/18 to 03/21/19(d)	92,940,707

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $972,617,276)	$753,860,753

(a)	Securities, or a portion thereof, with a value of $404,856,446 were deposited with the broker as collateral for options written.
(b)

At September 30, 2018, the Fund held an investment in a restricted and illiquid security amounting to $1,305,710 or 0.17% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	9/30/18 Carrying Value Per Share
161,000	MAG Silver Corp., New York	11/17/17	$1,685,670	$8.1100

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $7,531,810 or 1.00% of total investments before options written.

(d)	At September 30, 2018, $51,665,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value

Long Positions
United States	50.3%	$378,994,144
Canada	22.4	169,081,016
Europe	18.1	136,391,064
Asia/Pacific	4.6	34,783,483
Latin America	4.2	31,252,206
South Africa	0.4	3,358,840

Total Investments — Long Positions	100.0%	$753,860,753

Short Positions
United States	(3.0)%	$(22,880,080)
Europe	(0.2)	(1,397,735)
Canada	(0.2)	(1,247,640)
Asia/Pacific	(0.1)	(1,096,910)

Total Investments — Short Positions	(3.5)%	$(26,622,365)

*	Total investments exclude options written.

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

As of September 30, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

OTC Call Options Written — (2.1)%
Agnico Eagle Mines Ltd.	Pershing LLC	2,200	USD	7,524,000	USD	46.00	10/19/18	$932
Agnico Eagle Mines Ltd.	Pershing LLC	2,380	USD	8,139,600	USD	39.00	11/16/18	91,165
Agnico Eagle Mines Ltd.	Pershing LLC	825	USD	2,821,500	USD	35.00	12/21/18	147,703
Alamos Gold Inc.	Pershing LLC	13,000	USD	5,993,000	USD	5.50	10/19/18	52,957
Alamos Gold Inc.	Pershing LLC	13,000	USD	5,993,000	USD	5.00	11/16/18	258,066
Anadarko Petroleum Corp.	Pershing LLC	200	USD	1,348,200	USD	70.00	10/19/18	13,187
Anadarko Petroleum Corp.	Pershing LLC	400	USD	2,696,400	USD	65.00	11/16/18	184,603
Anadarko Petroleum Corp.	Pershing LLC	385	USD	2,595,285	USD	65.00	12/21/18	201,128
Andeavor	Pershing LLC	106	USD	1,627,100	USD	150.00	10/19/18	43,585
Andeavor	Pershing LLC	100	USD	1,535,000	USD	155.00	12/21/18	51,357
Antofagasta plc	Morgan Stanley	150	GBP	1,282,500	GBP	960.00	11/16/18	23,208
Antofagasta plc	Morgan Stanley	150	GBP	1,282,500	GBP	960.00	01/18/19	52,852
Apache Corp.	Pershing LLC	150	USD	715,050	USD	45.00	10/19/18	43,414
Apache Corp.	Pershing LLC	440	USD	2,097,480	USD	42.50	11/16/18	246,559
B2Gold Corp.	The Goldman Sachs Group, Inc.	4,050	USD	931,500	USD	3.93	10/01/18	202
B2Gold Corp.	Pershing LLC	12,500	USD	2,875,000	USD	2.65	10/19/18	18,017
B2Gold Corp.	Pershing LLC	12,500	USD	2,875,000	USD	2.50	11/16/18	107,807
B2Gold Corp.	Pershing LLC	12,000	USD	2,760,000	USD	2.50	12/21/18	162,169
Baker Hughes, a GE Company	Pershing LLC	200	USD	676,600	USD	37.00	10/19/18	2,740
Baker Hughes, a GE Company	Pershing LLC	514	USD	1,738,862	USD	32.00	12/21/18	152,996
Barrick Gold Corp.	Pershing LLC	2,500	USD	2,770,000	USD	11.00	11/16/18	149,779
Barrick Gold Corp.	Pershing LLC	2,600	USD	2,880,800	USD	11.00	12/21/18	190,599
BP plc	Pershing LLC	1,150	USD	5,301,500	USD	45.00	10/19/18	167,770
BP plc	Pershing LLC	1,110	USD	5,117,100	USD	42.00	11/16/18	428,876
BP plc	Pershing LLC	1,200	USD	5,532,000	USD	45.00	12/21/18	241,626
Chevron Corp.	Pershing LLC	680	USD	8,315,040	USD	123.00	10/19/18	106,745
Chevron Corp.	Pershing LLC	670	USD	8,192,760	USD	120.00	11/16/18	278,614
Chevron Corp.	Pershing LLC	670	USD	8,192,760	USD	122.50	12/21/18	257,852
ConocoPhillips	Pershing LLC	405	USD	3,134,700	USD	70.00	11/16/18	319,746
ConocoPhillips	Pershing LLC	400	USD	3,096,000	USD	70.00	11/16/18	315,799
ConocoPhillips	Pershing LLC	415	USD	3,212,100	USD	75.00	12/21/18	201,029
Devon Energy Corp.	Pershing LLC	400	USD	1,597,600	USD	44.00	12/21/18	45,380
Eni SpA	Morgan Stanley	300	EUR	2,442,300	EUR	16.00	10/19/18	84,013

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Eni SpA	Morgan Stanley	300	EUR	2,442,300	EUR	16.00	11/16/18	$108,938
Eni SpA	Morgan Stanley	300	EUR	2,442,300	EUR	16.50	12/21/18	84,711
EOG Resources Inc.	Pershing LLC	400	USD	5,102,800	USD	120.00	11/16/18	384,475
EOG Resources Inc.	Pershing LLC	405	USD	5,166,585	USD	120.00	12/21/18	436,542
Exxon Mobil Corp.	Pershing LLC	1,500	USD	12,753,000	USD	82.50	10/19/18	453,278
Exxon Mobil Corp.	Pershing LLC	1,500	USD	12,753,000	USD	77.50	11/16/18	1,104,653
Exxon Mobil Corp.	Pershing LLC	1,400	USD	11,902,800	USD	85.00	12/21/18	330,446
Franco-Nevada Corp.	Pershing LLC	1,200	USD	7,506,000	USD	75.00	10/19/18	616
Franco-Nevada Corp.	Pershing LLC	1,200	USD	7,506,000	USD	70.00	11/16/18	49,053
Franco-Nevada Corp.	Pershing LLC	1,200	USD	7,506,000	USD	70.00	12/21/18	88,910
Franco-Nevada Corp.	Pershing LLC	378	USD	2,364,390	USD	70.00	01/18/19	38,994
Gold Fields Ltd., ADR	Pershing LLC	4,000	USD	968,000	USD	3.50	12/21/18	14,742
Goldcorp Inc.	Pershing LLC	3,040	USD	3,100,800	USD	11.50	11/16/18	42,142
Goldcorp Inc.	Pershing LLC	2,983	USD	3,042,660	USD	12.50	11/16/18	17,197
Halliburton Co.	Pershing LLC	675	USD	2,735,775	USD	45.00	10/19/18	3,577
Halliburton Co.	Pershing LLC	650	USD	2,634,450	USD	42.50	11/16/18	52,724
Halliburton Co.	Pershing LLC	660	USD	2,674,980	USD	37.50	12/21/18	254,555
Harmony Gold Mining Co. Ltd.	Pershing LLC	10,000	USD	1,660,000	USD	1.70	11/16/18	118,114
Helmerich & Payne Inc.	Pershing LLC	150	USD	1,031,550	USD	65.00	12/21/18	86,172
Hess Corp.	Pershing LLC	170	USD	1,216,860	USD	62.50	10/19/18	159,527
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,482,200	USD	18.00	10/19/18	33,938
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,482,200	USD	18.00	11/16/18	51,013
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,482,200	USD	19.00	12/21/18	28,273
MAG Silver Corp.	Pershing LLC	2,400	USD	2,505,600	USD	10.50	10/19/18	585
Marathon Petroleum Corp.	Pershing LLC	350	USD	2,798,950	USD	72.50	10/19/18	310,779
Marathon Petroleum Corp.	Pershing LLC	205	USD	1,639,385	USD	77.50	10/19/18	91,038
Marathon Petroleum Corp.	Pershing LLC	460	USD	3,678,620	USD	77.50	11/16/18	258,370
Marathon Petroleum Corp.	Pershing LLC	350	USD	2,798,950	USD	82.50	12/21/18	125,265
Newcrest Mining Ltd.	Morgan Stanley	2,300	AUD	4,457,762	AUD	20.00	10/25/18	38,829
Newcrest Mining Ltd.	Morgan Stanley	738	AUD	1,430,360	AUD	21.50	10/25/18	1,389
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	3,100	AUD	6,008,288	AUD	20.00	11/29/18	106,499
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	2,296	AUD	4,450,009	AUD	20.00	12/21/18	96,323
Newmont Mining Corp.	Pershing LLC	1,475	USD	4,454,500	USD	37.00	10/19/18	824
Newmont Mining Corp.	Pershing LLC	1,550	USD	4,681,000	USD	34.00	11/16/18	38,510
Newmont Mining Corp.	Pershing LLC	1,500	USD	4,530,000	USD	32.00	12/21/18	129,029
Noble Energy Inc.	Pershing LLC	400	USD	1,247,600	USD	32.00	11/16/18	49,292
Northern Star Resources Ltd.	Morgan Stanley	2,650	AUD	2,199,500	AUD	7.00	10/25/18	276,547

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	5,300	AUD	4,399,000	AUD	7.00	11/29/18	$577,323
Occidental Petroleum Corp.	Pershing LLC	265	USD	2,177,505	USD	85.00	10/19/18	10,014
Occidental Petroleum Corp.	Pershing LLC	270	USD	2,218,590	USD	81.00	12/21/18	95,461
ONEOK Inc.	Pershing LLC	308	USD	2,087,932	USD	70.00	10/19/18	11,407
ONEOK Inc.	Pershing LLC	300	USD	2,033,700	USD	67.50	11/16/18	53,733
ONEOK Inc.	Pershing LLC	310	USD	2,101,490	USD	70.00	12/21/18	40,744
Phillips 66	Pershing LLC	315	USD	3,550,680	USD	111.00	10/19/18	95,443
Phillips 66	Pershing LLC	315	USD	3,550,680	USD	117.00	11/16/18	44,881
Phillips 66	Pershing LLC	210	USD	2,367,120	USD	115.00	12/21/18	63,682
Pioneer Natural Resources Co.	Pershing LLC	125	USD	2,177,375	USD	195.00	10/19/18	2,308
Randgold Resources Ltd., ADR	Pershing LLC	1,450	USD	10,229,750	USD	77.00	10/19/18	59,986
Randgold Resources Ltd., ADR	Pershing LLC	1,400	USD	9,877,000	USD	75.00	11/16/18	216,618
Randgold Resources Ltd., ADR	Pershing LLC	1,064	USD	7,506,520	USD	80.00	12/21/18	137,256
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,102,000	USD	55.00	10/19/18	18,145
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,102,000	USD	52.50	11/16/18	135,119
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,102,000	USD	50.00	12/21/18	320,340
Royal Dutch Shell plc	Morgan Stanley	290	GBP	7,645,850	GBP	2,650.00	10/19/18	144,471
Royal Dutch Shell plc	Morgan Stanley	298	GBP	7,856,770	GBP	2,500.00	11/16/18	527,346
Royal Dutch Shell plc	Morgan Stanley	295	GBP	7,777,675	GBP	2,600.00	12/21/18	372,196
Royal Gold Inc.	Pershing LLC	1,000	USD	7,706,000	USD	80.00	11/16/18	183,672
Royal Gold Inc.	Pershing LLC	975	USD	7,513,350	USD	92.50	12/21/18	39,676
Royal Gold Inc.	Pershing LLC	200	USD	1,541,200	USD	77.50	01/18/19	83,609
Schlumberger Ltd.	Pershing LLC	1,070	USD	6,518,440	USD	69.00	10/19/18	4,742
Schlumberger Ltd.	Pershing LLC	1,000	USD	6,092,000	USD	67.50	11/16/18	32,356
Schlumberger Ltd.	Pershing LLC	1,120	USD	6,823,040	USD	62.50	12/21/18	201,312
Suncor Energy Inc.	Pershing LLC	565	USD	2,185,985	USD	41.00	10/19/18	6,951
Suncor Energy Inc.	Pershing LLC	560	USD	2,166,640	USD	40.00	11/16/18	44,682
Suncor Energy Inc.	Pershing LLC	575	USD	2,224,675	USD	40.00	12/21/18	59,440
Tahoe Resources Inc.	Pershing LLC	3,500	USD	976,500	USD	4.50	10/19/18	1,286
Tahoe Resources Inc.	Pershing LLC	3,500	USD	976,500	USD	6.00	10/19/18	61
Tahoe Resources Inc.	Pershing LLC	3,500	USD	976,500	USD	4.35	11/16/18	11,081
TechnipFMC plc	Pershing LLC	135	USD	421,875	USD	31.00	10/19/18	14,059
TechnipFMC plc	Pershing LLC	485	USD	1,515,625	USD	35.00	10/19/18	4,367
TechnipFMC plc	Pershing LLC	380	USD	1,187,500	USD	31.00	12/21/18	77,884
The Williams Companies Inc.	Pershing LLC	625	USD	1,699,375	USD	30.00	10/19/18	720

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

The Williams Companies Inc.	Pershing LLC	700	USD	1,903,300	USD	30.00	11/16/18	$7,032
The Williams Companies Inc.	Pershing LLC	750	USD	2,039,250	USD	29.00	12/21/18	24,527
TOTAL SA, ADR	Pershing LLC	1,000	USD	6,439,000	USD	62.50	10/19/18	260,309
TOTAL SA, ADR	Pershing LLC	905	USD	5,827,295	USD	60.00	11/16/18	473,382
TOTAL SA, ADR	Pershing LLC	1,000	USD	6,439,000	USD	64.00	12/21/18	237,952
Valero Energy Corp.	Pershing LLC	340	USD	3,867,500	USD	110.00	10/19/18	167,234
Valero Energy Corp.	Pershing LLC	325	USD	3,696,875	USD	115.00	11/16/18	108,635
Valero Energy Corp.	Pershing LLC	320	USD	3,640,000	USD	110.00	12/21/18	230,168
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	2,625,000	USD	22.00	10/19/18	661
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	2,625,000	USD	19.00	11/16/18	45,338
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	2,625,000	USD	17.50	12/21/18	147,371

TOTAL OTC CALL OPTIONS WRITTEN								$15,503,324

OTC Put Options Written — (0.0)%
VanEck Vectors Gold Miners ETF	Pershing LLC	1,500	USD	2,778,000	USD	17.50	12/21/18	$82,687

TOTAL OTC PUT OPTIONS WRITTEN								$82,687

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Exchange Traded Call Options Written — (1.2)%
Agnico Eagle Mines Ltd.		2,200	USD	7,524,000	USD	40.00	10/19/18	$8,800
Alacer Gold Corp.		7,700	CAD	1,540,000	CAD	2.50	11/16/18	17,884
Alamos Gold Inc.		6,500	USD	2,996,500	USD	5.00	12/21/18	188,500
Anadarko Petroleum Corp.		200	USD	1,348,200	USD	72.50	10/19/18	5,400
Andeavor		105	USD	1,611,750	USD	140.00	11/16/18	134,925
Apache Corp.		290	USD	1,382,430	USD	42.50	10/19/18	158,050
Baker Hughes, a GE Company		320	USD	1,082,560	USD	37.00	10/19/18	4,800
Barrick Gold Corp.		1,343	USD	1,488,044	USD	10.00	10/19/18	157,131
Barrick Gold Corp.		2,685	USD	2,974,980	USD	13.00	10/19/18	8,055
Barrick Gold Corp.		1,900	USD	2,105,200	USD	12.00	01/18/19	91,200
Cabot Oil & Gas Corp.		800	USD	1,801,600	USD	24.00	10/19/18	16,000
Cabot Oil & Gas Corp.		600	USD	1,351,200	USD	25.00	12/21/18	36,000
Centerra Gold Inc.		1,500	CAD	772,500	CAD	7.00	10/19/18	1,742
Cimarex Energy Co.		130	USD	1,208,220	USD	90.00	12/21/18	98,410
Cimarex Energy Co.		120	USD	1,115,280	USD	95.00	01/18/19	70,800
Concho Resources Inc.		60	USD	916,500	USD	145.00	10/19/18	54,000
Concho Resources Inc.		65	USD	992,875	USD	130.00	12/21/18	164,125

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Concho Resources Inc.	110	USD	1,680,250	USD	160.00	12/21/18	$63,250
Concho Resources Inc.	120	USD	1,833,000	USD	145.00	01/18/19	177,600
Continental Gold Inc.	8,625	CAD	2,268,375	CAD	4.50	10/19/18	10,016
Continental Gold Inc.	8,625	CAD	2,268,375	CAD	4.00	11/16/18	23,371
Detour Gold Corp.	3,200	CAD	3,340,800	CAD	12.00	10/19/18	16,103
Detour Gold Corp.	2,000	CAD	2,088,000	CAD	14.00	10/19/18	3,871
Detour Gold Corp.	1,775	CAD	1,853,100	CAD	11.00	11/16/18	64,588
Detour Gold Corp.	1,775	CAD	1,853,100	CAD	12.00	11/16/18	30,233
Detour Gold Corp.	3,900	CAD	4,071,600	CAD	13.00	11/16/18	33,213
Devon Energy Corp.	600	USD	2,396,400	USD	43.00	10/19/18	17,400
Endeavour Mining Corp.	950	CAD	1,915,200	CAD	23.00	10/19/18	2,942
Endeavour Mining Corp.	475	CAD	957,600	CAD	23.00	12/21/18	6,436
Endeavour Mining Corp.	475	CAD	957,600	CAD	24.00	12/21/18	3,494
EOG Resources Inc.	400	USD	5,102,800	USD	125.00	10/19/18	171,600
EQT Corp.	230	USD	1,017,290	USD	47.50	12/21/18	37,375
Fortuna Silver Mines Inc.	4,500	USD	1,966,500	USD	6.00	12/21/18	11,250
Fortuna Silver Mines Inc.	4,500	USD	1,966,500	USD	5.00	01/18/19	85,500
Gold Fields Ltd., ADR	3,000	USD	726,000	USD	4.00	10/19/18	3,000
Goldcorp Inc.	1,100	USD	1,122,000	USD	13.00	10/19/18	1,100
Goldcorp Inc.	2,000	USD	2,040,000	USD	14.00	10/19/18	2,000
Goldcorp Inc.	980	USD	999,600	USD	11.00	01/18/19	42,140
Helmerich & Payne Inc.	150	USD	1,031,550	USD	67.50	10/19/18	42,000
Hess Corp.	160	USD	1,145,280	USD	65.00	11/16/18	143,680
Holly Frontier Corp.	200	USD	1,398,000	USD	70.00	10/19/18	50,200
Holly Frontier Corp.	200	USD	1,398,000	USD	75.00	12/21/18	53,000
Kirkland Lake Gold Ltd.	1,000	CAD	2,448,000	CAD	21.00	10/19/18	276,778
Kirkland Lake Gold Ltd.	890	CAD	2,178,720	CAD	23.00	10/19/18	122,305
Kirkland Lake Gold Ltd.	810	CAD	1,982,880	CAD	28.00	10/19/18	7,212
MAG Silver Corp.	2,400	CAD	2,505,600	CAD	15.00	10/19/18	4,645
MAG Silver Corp.	2,400	CAD	2,505,600	CAD	10.50	12/21/18	134,711
Marathon Oil Corp.	1,270	USD	2,956,560	USD	22.00	10/19/18	203,200
Marathon Oil Corp.	700	USD	1,629,600	USD	22.00	12/21/18	171,500
Newfield Exploration Co.	225	USD	648,675	USD	29.00	12/21/18	45,562
Newfield Exploration Co.	225	USD	648,675	USD	30.00	01/18/19	41,062
Noble Energy Inc.	370	USD	1,154,030	USD	35.00	11/16/18	18,500
Noble Energy Inc.	330	USD	1,029,270	USD	32.50	01/18/19	56,100
Occidental Petroleum Corp.	265	USD	2,177,505	USD	77.50	11/16/18	168,805
OceanaGold Corp.	11,900	CAD	4,641,000	CAD	4.00	10/19/18	50,672
OceanaGold Corp.	14,000	CAD	5,460,000	CAD	4.00	11/16/18	119,227
OceanaGold Corp.	8,500	CAD	3,315,000	CAD	4.00	12/21/18	98,711
Osisko Gold Royalties Ltd.	2,300	CAD	2,254,000	CAD	13.00	10/19/18	3,561
Pioneer Natural Resources Co.	136	USD	2,368,984	USD	170.00	12/21/18	165,920
Pioneer Natural Resources Co.	125	USD	2,177,375	USD	180.00	12/21/18	95,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Randgold Resources Ltd., ADR	195	USD	1,375,725	USD	67.50	12/21/18	$115,050
Randgold Resources Ltd., ADR	700	USD	4,938,500	USD	70.00	12/21/18	315,000
Royal Gold Inc.	500	USD	3,853,000	USD	77.50	10/19/18	80,000
Royal Gold Inc.	1,000	USD	7,706,000	USD	92.50	10/19/18	2,500
Royal Gold Inc.	200	USD	1,541,200	USD	80.00	01/18/19	60,000
SEMAFO Inc.	8,500	CAD	2,584,000	CAD	4.00	10/19/18	6,581
Tahoe Resources Inc.	3,500	USD	976,500	USD	3.00	10/19/18	35,000
Tahoe Resources Inc.	3,500	USD	976,500	USD	5.00	12/21/18	8,750
Torex Gold Resources Inc.	2,300	CAD	2,523,100	CAD	15.00	10/19/18	5,342
Torex Gold Resources Inc.	2,000	CAD	2,194,000	CAD	11.00	11/16/18	123,873
Torex Gold Resources Inc.	2,300	CAD	2,523,100	CAD	13.00	12/21/18	80,130
VanEck Vectors Gold Miners ETF	5,000	USD	9,260,000	USD	20.00	10/05/18	5,000
VanEck Vectors Gold Miners ETF	2,500	USD	4,630,000	USD	20.00	10/19/18	15,000
VanEck Vectors Gold Miners ETF	10,000	USD	18,520,000	USD	22.00	10/19/18	20,000
VanEck Vectors Gold Miners ETF	2,500	USD	4,630,000	USD	20.50	11/16/18	37,500
VanEck Vectors Gold Miners ETF	7,500	USD	13,890,000	USD	21.00	11/16/18	90,000
VanEck Vectors Gold Miners ETF	7,400	USD	13,704,800	USD	14.00	12/21/18	3,422,500
VanEck Vectors Gold Miners ETF	4,500	USD	8,334,000	USD	19.00	12/21/18	328,500
VanEck Vectors Gold Miners ETF	3,300	USD	6,111,600	USD	19.00	01/18/19	297,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$9,142,381

Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	1,370	USD	10,506,530	USD	72.00	10/19/18	$23,290
Energy Select Sector SPDR ETF	670	USD	5,138,230	USD	69.00	11/16/18	17,420
Energy Select Sector SPDR ETF	670	USD	5,138,230	USD	70.00	11/16/18	23,450
Energy Select Sector SPDR ETF	1,400	USD	10,736,600	USD	72.00	12/21/18	148,400
VanEck Vectors Gold Miners ETF	6,200	USD	11,482,400	USD	20.50	10/19/18	1,236,900
VanEck Vectors Gold Miners ETF	500	USD	926,000	USD	17.50	11/16/18	13,500
VanEck Vectors Gold Miners ETF	5,700	USD	10,556,400	USD	18.00	11/16/18	250,800
VanEck Vectors Gold Miners ETF	5,461	USD	10,113,772	USD	17.00	12/21/18	180,213

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,893,973

TOTAL OPTIONS WRITTEN							$26,622,365

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$316,460,530	—	$316,460,530
Metals and Mining	309,630,421	$19,399,997	329,030,418
Total Common Stocks	626,090,951	19,399,997	645,490,948
Convertible Preferred Stocks (a)	2,736,475	—	2,736,475
Convertible Corporate Bonds (a)	—	3,352,893	3,352,893
Corporate Bonds (a)	—	9,339,730	9,339,730
U.S. Government Obligations	—	92,940,707	92,940,707
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$628,827,426	$125,033,327	$753,860,753
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$(4,916,621)	$(19,729,084)	$(24,645,705)
Put Options Written	(657,073)	(1,319,587)	(1,976,660)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(5,573,694)	$(21,048,671)	$(26,622,365)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2018, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2018 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2018, there were no short sales outstanding.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.